GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets, Useful Lives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Increase in depreciation, property, plant and equipment						$ 168
Forecast | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Increase in depreciation, property, plant and equipment	$ 26	$ 28	$ 124	$ 142	$ 168
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life						10 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life						50 years
Property plant & equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life						15 years
Property plant & equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life						64 years
Auxiliary facilities | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life						15 years
Auxiliary facilities | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life						60 years
Other facilities | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life						5 years
Other facilities | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life						20 years